Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Line Items]
Accrued research and development	$ 678,278	$ 968,130
Accrued professional fees	17,200	16,200
Accrued consulting fees	15,000	18,392
Accrued legal fees	58,629	46,888
Accrued expenses - other	12,576
Accrued franchise taxes		300
Accrued expenses	$ 781,683	$ 1,049,910	[1]

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.